UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Disciplined Small Cap Core Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
DigitalGlobe, Inc. (a)	471	$7,084
HEICO Corp., Class A	798	34,873
Vectrus, Inc. (a)	1,493	28,740

		70,697
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	44	1,593
Hub Group, Inc., Class A (a)	2,287	84,436

		86,029
Airlines — 0.0%
Hawaiian Holdings, Inc. (a)	46	1,979
JetBlue Airways Corp. (a)	60	1,320

		3,299
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	1,560	22,807
Horizon Global Corp. (a)	2,855	25,210
Lear Corp.	194	19,662
Shiloh Industries, Inc. (a)	1,780	7,725
Tenneco, Inc. (a)	457	20,803

		96,207
Banks — 9.6%
Cascade Bancorp (a)	5,396	28,923
Central Pacific Financial Corp.	6,063	120,836
Fidelity Southern Corp.	3,708	55,583
First Busey Corp.	1,166	22,096
First Connecticut Bancorp, Inc.	450	7,241
FNB Corp.	78	958
Great Western Bancorp, Inc.	2,757	67,850
Heritage Commerce Corp.	1,062	9,908
Seacoast Banking Corp. (a)	3,760	55,723
Sierra Bancorp	2,255	42,326
South State Corp.	74	4,621
Umpqua Holdings Corp.	10,844	163,094
Webster Financial Corp.	2,799	94,074
Western Alliance Bancorp (a)	4,759	141,437
Wintrust Financial Corp.	1,696	72,080

		886,750
Beverages — 0.3%
Primo Water Corp. (a)	3,210	29,885
Biotechnology — 4.0%
ACADIA Pharmaceuticals, Inc. (a)	396	6,835
Acorda Therapeutics, Inc. (a)	345	11,285
AMAG Pharmaceuticals, Inc. (a)	651	17,108
Anacor Pharmaceuticals, Inc. (a)	72	4,592
Applied Genetic Technologies Corp. (a)	1,131	15,008
Catalyst Biosciences, Inc.	579	1,164
Cerulean Pharma, Inc. (a)	2,680	5,226
ChemoCentryx, Inc. (a)	4,655	15,315
China Biologic Products, Inc. (a)	63	7,182
Cytokinetics, Inc. (a)	1,111	6,999
Dyax Corp. — CVR (a)	835	927
Emergent BioSolutions, Inc. (a)	677	22,903
Enanta Pharmaceuticals, Inc. (a)	55	1,561
Enzon Pharmaceuticals, Inc.	8,159	3,508

Common Stocks	Shares	Value
Biotechnology (continued)
EPIRUS Biopharmaceuticals, Inc. (a)	682	$1,821
Fate Therapeutics, Inc. (a)	4,781	8,415
Flexion Therapeutics, Inc. (a)	288	2,723
Halozyme Therapeutics, Inc. (a)	1,697	13,797
Ionis Pharmaceuticals, Inc. (a)	30	1,037
Kindred Biosciences, Inc. (a)	4,419	16,881
Kura Oncology, Inc. (a)	768	3,149
Ligand Pharmaceuticals, Inc. (a)	256	23,624
MiMedx Group, Inc. (a)	312	2,568
Myriad Genetics, Inc. (a)	913	31,955
Neurocrine Biosciences, Inc. (a)	459	16,882
Ophthotech Corp. (a)	103	4,639
PDL BioPharma, Inc.	2,876	8,657
Peregrine Pharmaceuticals, Inc. (a)	3,959	1,584
Pfenex, Inc. (a)	789	5,633
Portola Pharmaceuticals, Inc. (a)	750	21,127
Repligen Corp. (a)	799	20,558
Rigel Pharmaceuticals, Inc. (a)	5,755	13,064
Stemline Therapeutics, Inc. (a)	1,379	6,633
Strongbridge Biopharma PLC (a)	1,039	4,156
Tobira Therapeutics, Inc. (a)	1,481	10,485
Tokai Pharmaceuticals, Inc. (a)(b)	2,685	17,103
Ultragenyx Pharmaceutical, Inc. (a)	13	793
United Therapeutics Corp. (a)	90	10,975

		367,872
Building Products — 1.2%
Apogee Enterprises, Inc.	77	3,075
Insteel Industries, Inc.	400	10,472
Masonite International Corp. (a)	188	10,812
NCI Building Systems, Inc. (a)	1,806	19,758
Universal Forest Products, Inc.	897	68,818

		112,935
Capital Markets — 0.4%
Associated Capital Group, Inc., Class A (a)	322	8,800
Hennessy Advisors, Inc.	459	11,663
Manning & Napier, Inc.	149	1,022
PJT Partners, Inc., Class A	321	8,930
Stifel Financial Corp. (a)	147	4,257

		34,672
Chemicals — 1.5%
AgroFresh Solutions, Inc. (a)	1,569	7,672
Core Molding Technologies, Inc. (a)	188	2,139
Innospec, Inc.	184	7,986
Olin Corp.	1,389	21,057
OMNOVA Solutions, Inc. (a)	4,198	21,997
PolyOne Corp.	981	26,399
Sensient Technologies Corp.	585	33,626
Stepan Co.	455	22,604

		143,480
Commercial Services & Supplies — 2.5%
ARC Document Solutions, Inc. (a)	1,611	5,639
Ceco Environmental Corp.	429	2,664
Herman Miller, Inc.	1,453	37,909
Interface, Inc.	3,197	50,832

Portfolio Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

BLACKROCK FUNDS	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Knoll, Inc.	6,929	$132,344

		229,388
Communications Equipment — 1.2%
Digi International, Inc. (a)	696	5,909
Infinera Corp. (a)	541	8,488
Ixia (a)	4,314	49,223
MRV Communications, Inc. (a)	669	8,095
NETGEAR, Inc. (a)	466	18,412
Plantronics, Inc.	406	15,225
ShoreTel, Inc. (a)	362	2,675

		108,027
Construction & Engineering — 1.5%
Comfort Systems U.S.A., Inc.	2,439	68,414
Dycom Industries, Inc. (a)	845	48,140
EMCOR Group, Inc.	454	20,825

		137,379
Construction Materials — 0.3%
Headwaters, Inc. (a)	694	12,228
Summit Materials, Inc., Class A (a)	876	15,996

		28,224
Consumer Finance — 0.8%
Consumer Portfolio Services, Inc. (a)	8,603	37,767
Emergent Capital, Inc. (a)	3,652	13,987
Enova International, Inc. (a)	3,237	18,710

		70,464
Containers & Packaging — 0.1%
Berry Plastics Group, Inc. (a)	311	9,681
Diversified Consumer Services — 0.5%
Cambium Learning Group, Inc. (a)	2,937	13,040
K12, Inc. (a)	1,978	19,365
Sotheby’s	631	14,355

		46,760
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	97	1,340
Diversified Telecommunication Services — 0.7%
FairPoint Communications, Inc. (a)	2,056	30,902
Hawaiian Telcom Holdco, Inc. (a)	37	889
Inteliquent, Inc.	474	8,067
Vonage Holdings Corp. (a)	4,979	26,737

		66,595
Electric Utilities — 1.6%
ALLETE, Inc.	314	16,648
Cleco Corp.	356	16,344
El Paso Electric Co.	327	13,358
IDACORP, Inc.	818	58,045
Portland General Electric Co.	565	21,498
Spark Energy, Inc., Class A	851	20,611

		146,504
Electrical Equipment — 0.0%
LSI Industries, Inc.	90	972
Electronic Equipment, Instruments & Components — 2.7%
AVX Corp.	786	9,228
Coherent, Inc. (a)	583	49,322
Electro Scientific Industries, Inc. (a)	2,144	15,287
Fabrinet (a)	163	4,654
FEI Co.	194	15,761
II-VI, Inc. (a)	1,255	27,547
Insight Enterprises, Inc. (a)	60	1,566

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Multi-Fineline Electronix, Inc. (a)	60	$1,354
Newport Corp. (a)	234	5,328
PC Connection, Inc.	807	19,989
Radisys Corp. (a)	11,430	29,489
RealD, Inc. (a)	238	2,570
Rofin-Sinar Technologies, Inc. (a)	560	12,510
Sanmina Corp. (a)	481	9,909
ScanSource, Inc. (a)	179	6,693
SYNNEX Corp.	20	1,881
Tech Data Corp. (a)	505	35,557

		248,645
Energy Equipment & Services — 0.8%
Archrock, Inc.	4,638	18,506
Aspen Aerogels, Inc. (a)	1,542	5,628
Dawson Geophysical Co. (a)	9,606	32,756
Exterran Corp. (a)	882	12,030
Gulf Island Fabrication, Inc.	251	2,236
PHI, Inc. (a)	399	7,278

		78,434
Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	139	14,674
Performance Food Group Co. (a)	57	1,410

		16,084
Food Products — 1.4%
Cal-Maine Foods, Inc. (b)	610	32,562
J&J Snack Foods Corp.	39	4,321
Lancaster Colony Corp.	486	49,460
Post Holdings, Inc. (a)	319	22,158
Seneca Foods Corp., Class A (a)	666	22,151

		130,652
Gas Utilities — 0.8%
Gas Natural, Inc.	708	5,565
New Jersey Resources Corp.	851	29,462
Southwest Gas Corp.	564	34,404
WGL Holdings, Inc.	66	4,500

		73,931
Health Care Equipment & Supplies — 3.6%
AngioDynamics, Inc. (a)	3,597	39,099
Cutera, Inc. (a)	949	11,227
Exactech, Inc. (a)	349	6,509
ICU Medical, Inc. (a)	524	48,156
Lantheus Holdings, Inc. (a)	5,512	11,685
LeMaitre Vascular, Inc.	1,886	27,781
Masimo Corp. (a)	2,454	92,859
Natus Medical, Inc. (a)	409	14,855
NuVasive, Inc. (a)	715	29,887
RTI Surgical, Inc. (a)	4,264	14,924
SurModics, Inc. (a)	138	2,575
Symmetry Surgical, Inc. (a)	3,359	32,045

		331,602
Health Care Providers & Services — 3.7%
Air Methods Corp. (a)	161	5,849
Alliance HealthCare Services, Inc. (a)	332	2,374
AMN Healthcare Services, Inc. (a)	1,250	35,537
Capital Senior Living Corp. (a)	1,155	19,727
Cross Country Healthcare, Inc. (a)	173	2,147
Five Star Quality Care, Inc. (a)	4,774	11,314
Health Net, Inc. (a)	201	12,506
Molina Healthcare, Inc. (a)	1,089	67,562
National HealthCare Corp.	300	19,239
Owens & Minor, Inc.	36	1,419

2	BLACKROCK FUNDS	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (a)	1,775	$79,112
VCA, Inc. (a)	1,357	69,248
WellCare Health Plans, Inc. (a)	153	13,750

		339,784
Health Care Technology — 0.0%
Vocera Communications, Inc. (a)	174	2,410
Hotels, Restaurants & Leisure — 4.9%
BFC Financial Corp., Class A (a)	5,572	15,323
Bravo Brio Restaurant Group, Inc. (a)	4,200	32,802
Caesars Acquisition Co., Class A (a)	272	1,648
Carrols Restaurant Group, Inc. (a)	680	9,024
Century Casinos, Inc. (a)	4,100	27,593
Cheesecake Factory, Inc.	117	5,838
Cracker Barrel Old Country Store, Inc. (b)	438	64,846
Dave & Buster’s Entertainment, Inc. (a)	814	30,045
Eldorado Resorts, Inc. (a)	2,068	20,701
International Speedway Corp., Class A	143	4,932
J. Alexander’s Holdings, Inc. (a)	2,547	26,438
Jack in the Box, Inc.	1,117	76,794
Luby’s, Inc. (a)	2,177	10,776
Papa John’s International, Inc.	21	1,221
RCI Hospitality Holdings, Inc. (a)	1,963	17,333
Red Robin Gourmet Burgers, Inc. (a)	60	3,906
Vail Resorts, Inc.	823	104,858

		454,078
Household Durables — 0.9%
CalAtlantic Group, Inc.	146	4,430
Cavco Industries, Inc. (a)	25	2,029
Ethan Allen Interiors, Inc.	742	21,169
La-Z-Boy, Inc.	2,001	48,724
LGI Homes, Inc. (a)	33	783
ZAGG, Inc. (a)	792	8,253

		85,388
Household Products — 0.1%
WD-40 Co.	52	5,616
Independent Power and Renewable Electricity Producers — 0.2%
Dynegy, Inc. (a)	553	5,574
Talen Energy Corp. (a)	1,659	10,551

		16,125
Insurance — 1.9%
American Equity Investment Life Holding Co.	3,352	45,587
CNO Financial Group, Inc.	2,439	42,512
Crawford & Co., Class B	200	984
Employers Holdings, Inc.	188	5,219
Fidelity & Guaranty Life	365	9,041
Hallmark Financial Services, Inc. (a)	304	3,034
Kansas City Life Insurance Co.	21	811
Primerica, Inc.	483	20,378
State National Cos., Inc.	2,827	31,860
Universal Insurance Holdings, Inc. (b)	710	13,859

		173,285
Internet & Catalog Retail — 0.1%
U.S. Auto Parts Network, Inc. (a)	848	2,332
Wayfair, Inc., Class A (a)(b)	179	6,976

		9,308
Internet Software & Services — 2.8%
Brightcove, Inc. (a)	732	4,392
Demand Media, Inc. (a)	4,095	22,318
j2 Global, Inc.	435	31,790
LogMeIn, Inc. (a)	1,373	69,886

Common Stocks	Shares	Value
Internet Software & Services (continued)
Monster Worldwide, Inc. (a)	1,568	$4,673
QuinStreet, Inc. (a)	11,230	33,353
SciQuest, Inc. (a)	2,614	31,760
Tremor Video, Inc. (a)	4,797	8,107
Web.com Group, Inc. (a)	3,213	58,316

		264,595
IT Services — 1.9%
CACI International, Inc., Class A (a)	805	77,779
CIBER, Inc. (a)	4,700	9,400
Computer Task Group, Inc.	2,853	13,495
Datalink Corp. (a)	1,643	11,764
ExlService Holdings, Inc. (a)	145	6,828
Heartland Payment Systems, Inc.	215	20,107
Lionbridge Technologies, Inc. (a)	1,589	7,007
Net 1 UEPS Technologies, Inc. (a)	1,347	12,298
Science Applications International Corp.	393	17,547
Travelport Worldwide Ltd.	87	1,129

		177,354
Leisure Products — 1.0%
Brunswick Corp.	1,201	51,090
Johnson Outdoors, Inc., Class A	73	1,601
Marine Products Corp.	905	6,652
Nautilus, Inc. (a)	2,018	34,084

		93,427
Life Sciences Tools & Services — 0.5%
Harvard Bioscience, Inc. (a)	881	2,423
INC Research Holdings, Inc., Class A (a)	888	35,236
PAREXEL International Corp. (a)	187	10,975

		48,634
Machinery — 2.8%
Accuride Corp. (a)	1,356	1,736
Albany International Corp., Class A	654	23,949
Blount International, Inc. (a)	286	2,774
Briggs & Stratton Corp.	1,078	22,929
Commercial Vehicle Group, Inc. (a)	1,144	2,871
Douglas Dynamics, Inc.	617	12,068
ESCO Technologies, Inc.	176	6,281
Greenbrier Cos., Inc.	1,184	30,133
Hardinge, Inc.	1,976	17,507
John Bean Technologies Corp.	850	44,710
Omega Flex, Inc.	245	7,850
Standex International Corp.	52	3,662
Supreme Industries, Inc., Class A	4,215	34,099
Wabash National Corp. (a)	2,670	31,319
Xerium Technologies, Inc. (a)	1,925	14,110

		255,998
Marine — 0.5%
Matson, Inc.	1,223	49,030
Media — 1.0%
AMC Entertainment Holdings, Inc., Class A	107	2,571
Crown Media Holdings, Inc., Class A (a)	1,602	7,033
Entercom Communications Corp., Class A (a)	3,313	37,868
Entravision Communications Corp., Class A	339	2,617
Lee Enterprises, Inc. (a)	10,286	13,680
Meredith Corp.	216	9,394
National CineMedia, Inc.	362	5,412
Salem Media Group, Inc.	1,392	6,695
Townsquare Media, Inc., Class A (a)	437	4,261

		89,531
Metals & Mining — 0.4%
Ferroglobe PLC	193	1,517

BLACKROCK FUNDS	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	249	$19,076
Real Industry, Inc. (a)	141	991
Worthington Industries, Inc.	615	19,133

		40,717
Multiline Retail — 0.5%
Big Lots, Inc.	1,137	45,992
Multi-Utilities — 0.5%
Avista Corp.	520	19,656
Black Hills Corp.	59	3,305
NorthWestern Corp.	413	24,520

		47,481
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy Partners LP Holdings LLC	405	6,792
DHT Holdings, Inc.	4,072	23,740
Enviva Partners LP	348	6,748
Evolution Petroleum Corp.	4,764	20,580
Gener8 Maritime, Inc. (a)	3,251	20,189
Isramco, Inc. (a)	73	5,949
Noble Energy, Inc.	191	5,635
Nordic American Tankers Ltd. (b)	1,643	22,706
Parsley Energy, Inc., Class A (a)	252	4,632
PDC Energy, Inc. (a)	540	27,059
Scorpio Tankers, Inc.	4,026	25,042
Transatlantic Petroleum Ltd. (a)	1,890	1,172
Triangle Petroleum Corp. (a)(b)	11,937	3,820
Western Refining, Inc.	45	1,200

		175,264
Paper & Forest Products — 0.3%
Domtar Corp.	693	24,387
Personal Products — 0.1%
Medifast, Inc.	210	6,373
Pharmaceuticals — 2.3%
Achaogen, Inc. (a)	998	3,493
Cidara Therapeutics, Inc. (a)	180	1,804
Corcept Therapeutics, Inc. (a)	485	1,853
Flex Pharma, Inc. (a)	800	5,944
Impax Laboratories, Inc. (a)	304	9,938
Juniper Pharmaceuticals, Inc. (a)	4,749	35,570
Nutraceutical International Corp. (a)	215	5,276
Pernix Therapeutics Holdings, Inc. (a)	5,471	12,036
Prestige Brands Holdings, Inc. (a)	2,576	125,966
SciClone Pharmaceuticals, Inc. (a)	938	9,305

		211,185
Professional Services — 1.9%
CRA International, Inc. (a)	1,133	22,343
Insperity, Inc.	1,659	78,786
Kforce, Inc.	497	7,922
On Assignment, Inc. (a)	481	15,878
RPX Corp. (a)	2,852	28,263
TrueBlue, Inc. (a)	1,202	27,586

		180,778
Real Estate Investment Trusts (REITs) — 9.2%
Alexander’s, Inc.	27	10,390
American Assets Trust, Inc.	213	7,900
Arbor Realty Trust, Inc.	12,722	86,510
Armada Hoffler Properties, Inc.	268	2,849
Chatham Lodging Trust	2,859	57,352
Chesapeake Lodging Trust	339	8,614
Colony Capital, Inc., Class A	2,364	38,770
Colony Starwood Homes	704	15,460
CoreSite Realty Corp.	1,441	92,887

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CubeSmart	629	$18,807
DCT Industrial Trust, Inc.	2,216	80,197
DiamondRock Hospitality Co.	6,579	58,553
EPR Properties	536	33,355
Equity LifeStyle Properties, Inc.	532	37,325
FelCor Lodging Trust, Inc.	867	6,416
Hersha Hospitality Trust	1,271	25,585
InfraREIT, Inc. (a)	426	8,997
Lexington Realty Trust	3,701	28,646
New Residential Investment Corp.	1,121	13,127
NorthStar Realty Finance Corp. (a)	303	3,784
Pebblebrook Hotel Trust	40	1,086
PS Business Parks, Inc.	673	61,788
RLJ Lodging Trust	3,404	71,382
Ryman Hospitality Properties, Inc.	432	20,680
Sunstone Hotel Investors, Inc.	5,077	65,493

		855,953
Real Estate Management & Development — 0.7%
AV Homes, Inc. (a)	2,827	28,213
Marcus & Millichap, Inc. (a)	929	20,707
RMR Group, Inc., Class A (a)	578	13,040

		61,960
Road & Rail — 0.2%
Ryder System, Inc.	98	5,559
YRC Worldwide, Inc. (a)	1,481	11,922

		17,481
Semiconductors & Semiconductor Equipment — 3.7%
Axcelis Technologies, Inc. (a)	7,308	18,270
Cascade Microtech, Inc. (a)	2,095	43,136
Cirrus Logic, Inc. (a)	168	5,919
Fairchild Semiconductor International, Inc. (a)	684	13,721
Integrated Device Technology, Inc. (a)	3,049	59,212
MaxLinear, Inc., Class A (a)	954	15,350
Microsemi Corp. (a)	2,151	74,489
Photronics, Inc. (a)	521	5,299
Power Integrations, Inc.	26	1,192
Tessera Technologies, Inc.	3,531	104,094

		340,682
Software — 4.8%
A10 Networks, Inc. (a)	706	4,349
American Software, Inc., Class A	572	5,377
Exa Corp. (a)	466	4,898
Gigamon, Inc. (a)	1,483	40,590
Imperva, Inc. (a)	192	8,423
Infoblox, Inc. (a)	1,032	15,975
Manhattan Associates, Inc. (a)	1,957	108,144
MicroStrategy, Inc., Class A (a)	166	26,708
Monotype Imaging Holdings, Inc.	3,392	80,526
Pegasystems, Inc.	997	24,277
Rosetta Stone, Inc. (a)	984	7,783
Silver Spring Networks, Inc. (a)	287	3,587
Synchronoss Technologies, Inc. (a)	968	27,114
Take-Two Interactive Software, Inc. (a)	1,962	70,612
Zix Corp. (a)	4,965	19,810

		448,173
Specialty Retail — 3.0%
Aaron’s, Inc. (a)	104	2,391
American Eagle Outfitters, Inc.	2,323	35,449
Asbury Automotive Group, Inc. (a)	191	11,154
Ascena Retail Group, Inc. (a)	1,148	9,701
Burlington Stores, Inc. (a)	875	49,053
Express, Inc. (a)	1,059	18,247

4	BLACKROCK FUNDS	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Genesco, Inc. (a)	262	$17,287
Group 1 Automotive, Inc.	943	52,582
Haverty Furniture Cos., Inc.	156	3,033
New York & Co., Inc. (a)	1,913	3,826
Sonic Automotive, Inc., Class A	1,957	37,477
Tilly’s, Inc., Class A (a)	859	6,176
TravelCenters of America LLC (a)	2,404	20,746
West Marine, Inc. (a)	1,526	12,483

		279,605
Technology Hardware, Storage & Peripherals — 0.4%
Immersion Corp. (a)	3,562	32,094
Intevac, Inc. (a)	463	2,079

		34,173
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	417	24,820
Culp, Inc.	1,402	35,723
Deckers Outdoor Corp. (a)	321	18,156
Delta Apparel, Inc. (a)	49	827
Oxford Industries, Inc.	277	20,118
Rocky Brands, Inc.	656	7,551
Skechers U.S.A., Inc., Class A (a)	1,346	44,310

		151,505
Thrifts & Mortgage Finance — 2.7%
Bear State Financial, Inc. (a)	1,456	13,381
EverBank Financial Corp.	4,205	54,749
First Defiance Financial Corp.	2,701	105,852
Flagstar Bancorp, Inc. (a)	2,197	42,182
MGIC Investment Corp. (a)	872	5,964
NMI Holdings, Inc., Class A (a)	1,264	6,446
Radian Group, Inc.	306	3,305
United Community Financial Corp.	2,794	16,485

		248,364

Common Stocks	Shares	Value
Tobacco — 0.6%
Vector Group Ltd.	2,591	$60,189
Trading Companies & Distributors — 0.2%
CAI International, Inc. (a)	2,236	17,374
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc. (a)	861	11,012
Water Utilities — 0.3%
California Water Service Group	588	14,535
Pure Cycle Corp. (a)	2,217	10,287
SJW Corp.	157	5,693

		30,515
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	216	544
Total Long-Term Investments (Cost — $9,188,538) — 96.1%		8,910,778

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	228,659	228,659
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.54% (c)(d)(e)	$140	139,685
Total Short-Term Securities (Cost — $368,344) — 3.9%		368,344
Total Investments (Cost — $9,556,882*) — 100.0%		9,279,122
Liabilities in Excess of Other Assets — 0.0%		(4,427)

Net Assets — 100.0%		$9,274,695

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,586,861

Gross unrealized appreciation	$518,825
Gross unrealized depreciation	(826,564)

Net unrealized depreciation	$(307,739)

BLACKROCK FUNDS	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2015	Net Activity	Shares/ Beneficial Interest Held at February 29, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	161,872	66,787	228,659	$189		$4
BlackRock Liquidity Series, LLC, Money Market Series	$129,625	$10,060	$139,685	$3,717	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
4	Russell 2000 Mini Index	March 2016	$412,680	$610

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$70,697	—	—	$70,697
Air Freight & Logistics	86,029	—	—	86,029
Airlines	3,299	—	—	3,299
Auto Components	96,207	—	—	96,207
Banks	886,750	—	—	886,750
Beverages	29,885	—	—	29,885
Biotechnology	366,945	$927	—	367,872

6	BLACKROCK FUNDS	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Building Products	$112,935	—	—	$112,935
Capital Markets	34,672	—	—	34,672
Chemicals	143,480	—	—	143,480
Commercial Services & Supplies	229,388	—	—	229,388
Communications Equipment	108,027	—	—	108,027
Construction & Engineering	137,379	—	—	137,379
Construction Materials	28,224	—	—	28,224
Consumer Finance	70,464	—	—	70,464
Containers & Packaging	9,681	—	—	9,681
Diversified Consumer Services	46,760	—	—	46,760
Diversified Financial Services	1,340	—	—	1,340
Diversified Telecommunication Services	66,595	—	—	66,595
Electric Utilities	146,504	—	—	146,504
Electrical Equipment	972	—	—	972
Electronic Equipment, Instruments & Components	248,645	—	—	248,645
Energy Equipment & Services	78,434	—	—	78,434
Food & Staples Retailing	16,084	—	—	16,084
Food Products	130,652	—	—	130,652
Gas Utilities	73,931	—	—	73,931
Health Care Equipment & Supplies	331,602	—	—	331,602
Health Care Providers & Services	339,784	—	—	339,784
Health Care Technology	2,410	—	—	2,410
Hotels, Restaurants & Leisure	454,078	—	—	454,078
Household Durables	85,388	—	—	85,388
Household Products	5,616	—	—	5,616
Independent Power and Renewable Electricity Producers	16,125	—	—	16,125
Insurance	173,285	—	—	173,285
Internet & Catalog Retail	9,308	—	—	9,308
Internet Software & Services	264,595	—	—	264,595
IT Services	177,354	—	—	177,354
Leisure Products	93,427	—	—	93,427
Life Sciences Tools & Services	48,634	—	—	48,634
Machinery	255,998	—	—	255,998
Marine	49,030	—	—	49,030
Media	89,531	—	—	89,531
Metals & Mining	40,717	—	—	40,717
Multiline Retail	45,992	—	—	45,992
Multi-Utilities	47,481	—	—	47,481
Oil, Gas & Consumable Fuels	175,264	—	—	175,264
Paper & Forest Products	24,387	—	—	24,387
Personal Products	6,373	—	—	6,373
Pharmaceuticals	211,185	—	—	211,185
Professional Services	180,778	—	—	180,778
Real Estate Investment Trusts (REITs)	855,953	—	—	855,953
Real Estate Management & Development	61,960	—	—	61,960
Road & Rail	17,481	—	—	17,481
Semiconductors & Semiconductor Equipment	340,682	—	—	340,682
Software	448,173	—	—	448,173
Specialty Retail	279,605	—	—	279,605
Technology Hardware, Storage & Peripherals	34,173	—	—	34,173
Textiles, Apparel & Luxury Goods	151,505	—	—	151,505
Thrifts & Mortgage Finance	248,364	—	—	248,364
Tobacco	60,189	—	—	60,189
Trading Companies & Distributors	17,374	—	—	17,374
Transportation Infrastructure	11,012	—	—	11,012
Water Utilities	30,515	—	—	30,515
Wireless Telecommunication Services	—	—	$544	544
Short-Term Securities	228,659	$139,685	—	368,344

Total	$9,137,966	$140,612	$544	$9,279,122

BLACKROCK FUNDS	FEBRUARY 29, 2016	7

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$610	—	—	$610
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$27,000	$—	$—	$27,000
Liabilities:
Collateral on securities loaned at value	—	$(139,686)	—	(139,686)
Total	$27,000	$(139,686)	$—	$(112,686)

During the period ended February 29, 2016, there were no transfers between levels.

8	BLACKROCK FUNDS	FEBRUARY 29, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	April 22, 2016